LOANS RECEIVABLE, NET, Summary of Delinquency Status of Loans Receivable by Year of Origination (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Delinquency Status, by Year of Origination [Abstract]
Total	$ 2,314,249	$ 1,627,594
Commercial [Member]
Delinquency Status, by Year of Origination [Abstract]
2022/2021	928	18,771
2021/2020	6,282	68,249
2020/2019	31,038	12,451
2019/2018	4,744	4,511
2018/2017	1,448	2,203
Prior	965	1,172
Total	45,405	107,357
Commercial [Member] | Current [Member]
Delinquency Status, by Year of Origination [Abstract]
2022/2021	918	18,642
2021/2020	6,159	66,088
2020/2019	30,778	10,332
2019/2018	4,134	3,744
2018/2017	1,282	1,985
Prior	923	1,127
Total	44,194	101,918
Commercial [Member] | 1 to 30 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2022/2021	10	11
2021/2020	37	143
2020/2019	117	277
2019/2018	148	102
2018/2017	13	96
Prior	0	0
Total	325	629
Commercial [Member] | 31 to 60 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2022/2021	0	36
2021/2020	0	1,187
2020/2019	38	2
2019/2018	249	0
2018/2017	32	73
Prior	0	0
Total	319	1,298
Commercial [Member] | 61 to 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2022/2021	0	11
2021/2020	22	215
2020/2019	0	155
2019/2018	1	38
2018/2017	42	11
Prior	2	0
Total	67	430
Commercial [Member] | More Than 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2022/2021	0	71
2021/2020	64	616
2020/2019	105	1,685
2019/2018	212	627
2018/2017	79	38
Prior	40	45
Total	500	3,082
Consumer [Member]
Delinquency Status, by Year of Origination [Abstract]
2022/2021	2,241,348	1,500,063
2021/2020	18,487	2,810
2020/2019	1,977	8,022
2019/2018	3,539	6,328
2018/2017	2,389	2,745
Prior	1,104	269
Total	2,268,844	1,520,237
Consumer [Member] | Current [Member]
Delinquency Status, by Year of Origination [Abstract]
2022/2021	2,050,721	1,414,709
2021/2020	641	1,091
2020/2019	807	6,501
2019/2018	2,790	4,551
2018/2017	1,702	2,098
Prior	786	96
Total	2,057,447	1,429,046
Consumer [Member] | 1 to 30 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2022/2021	70,761	28,758
2021/2020	206	418
2020/2019	143	263
2019/2018	97	265
2018/2017	66	76
Prior	14	32
Total	71,287	29,812
Consumer [Member] | 31 to 60 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2022/2021	49,493	17,632
2021/2020	341	105
2020/2019	96	1,017
2019/2018	490	1,290
2018/2017	560	475
Prior	190	85
Total	51,170	20,604
Consumer [Member] | 61 to 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2022/2021	44,065	11,956
2021/2020	581	38
2020/2019	18	183
2019/2018	16	100
2018/2017	22	8
Prior	0	1
Total	44,702	12,286
Consumer [Member] | More Than 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2022/2021	26,308	27,008
2021/2020	16,718	1,158
2020/2019	913	58
2019/2018	146	122
2018/2017	39	88
Prior	114	55
Total	$ 44,238	$ 28,489